CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	33,084,671	24,914,474
Common stock, shares outstanding	33,084,671	24,914,474